UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

120 E 23rd Street, 5th Floor, New York, NY 10010

 (Address of principal executive offices) (Zip code)

Brett Boshco

The STAAR Investment Trust

120 E 23rd Street, 5th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9501

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Staar Disciplined Strategies Fund (Formerly Alternative Categories Fund)       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

June 30, 2018

(Unaudited)

STAAR INVESTMENT TRUST

STAAR Disciplined Strategies Fund (SITAX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR General Bond Fund (SITGX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR International Fund (SITIX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR Larger Company Stock Fund (SITLX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR Short-Term Bond Fund (SITBX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR Smaller Company Stock Fund (SITSX)

PORTFOLIO ILLUSTRATION

       June 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

Money Market Fund
3.74%
Common Stock
3.10%
Open End Mutual Funds
41.23%
Exchange Traded Funds
51.93%

	STAAR Disciplined Strategies Fund (SITAX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 20.57%

Refrigeration & Service Industry Machinery - 6.91%
800	Middleby Corp. *	$ 83,536
3,800	Welbilt, Inc. *	84,778
		168,314
Retail-Catalog & Mail-Order Houses - 4.18%
60	Amazon.com, Inc. *	101,988

Services-Business Services, NEC - 5.82%
4,900	Avaya Holdings Corp. *	98,392
410	Fidelity National Information Services, Inc.	43,472
		141,864
Services-Computer Programming, Data Processing, Etc. - 3.66%
80	Alphabet, Inc. Class C *	89,252

TOTAL FOR COMMON STOCKS (Cost $456,549) - 20.57%		501,418

EXCHANGE TRADED FUNDS - 14.76%
900	iShares Russell MidCap Growth Index Fund	114,057
500	iShares S&P 600 SmallCap Growth ETF	94,480
400	iShares U.S. Technology ETF	71,308
900	ProShares Long Online/Short Stores ETF *	44,199
300	SPDR Gold Shares *	35,595
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $216,399) - 14.76%		359,639

OPEN END MUTUAL FUND - 10.28%
16,700	Evermore Global Value Fund	250,667
TOTAL FOR OPEN END MUTUAL FUND (Cost $251,669) - 10.28%		250,667

MONEY MARKET FUND - 54.40%
1,325,828	Federated Prime Obligations Fund-Institutional Class 1.76% ** (cost $1,325,828)	1,325,828

TOTAL INVESTMENTS (Cost $2,250,445) - 100.01%	2,437,552

LIABILITIES LESS OTHER ASSETS - (0.01)%	(268)

NET ASSETS - 100.00%	$ 2,437,284

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
The accompanying notes are an integral part of these financial statements.

	STAAR General Bond Fund (SITGX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 75.72%

Banks - Domestic MTN - 1.98%
25,000	Credit Suisse Nassau 2.00%, 8/31/2021 **	$ 23,767

Commerce-Banks Central US - 2.47%
30,000	BMO Harris Bank CD 1.50%, 12/8/2021 **	29,584

Commerce-Banks Eastern US - 11.48%
25,000	Discover Bank CD 1.90%, 9/1/2020	24,504
35,000	Goldman Sachs Bank CD 1.60%, 3/11/2019	34,843
30,000	Goldman Sachs Bank CD 1.85%, 5/4/2020	29,516
20,000	Goldman Sachs Bank CD 2.00%, 6/4/2019	19,925
30,000	Synchrony Bank CD 2.35%, 10/13/2022	29,011
		137,799
Commercial Banks-Non US - 2.03%
25,000	State Bank of India CD 2.4% 3/14/2022	24,401

Commercial Service-Finance - 4.14%
50,000	GATX Corp. 2.50%, 7/30/2019	49,675

Diversified Banking Institution - 24.90%
25,000	Ally Bank CD 1.35% 10/15/2018	24,951
25,000	Ally Bank CD 1.70%, 8/26/2019	24,786
25,000	Ally Bank CD 1.80%, 3/2/2020	24,644
25,000	Bank of America 2.151%, 11/9/2020	24,424
25,000	Capital One Bank CD 2.1% 3/8/2021	24,458
30,000	Capital One Bank CD 2.20% 5/3/2021	29,371
25,000	Capital One Bank CD 1.60% 4/22/2019	24,858
20,000	Capital One Bank CD 2.20%, 8/30/2021	19,506
30,000	JP Morgan Chase Bank CD 1.80%, 3/16/2020	29,554
50,000	Royal Bank of Canada 2.25%, 3/19/2021 **	49,005
25,000	Goldman Sachs Group, Inc. 2.25%, 8/31/2026 **	23,226
		298,783
Finance-Auto Loans - 1.59%
20,000	American Honda Finance 1.65%, 7/12/2021	19,136

Finance Investor Broker - Banker - 2.03%
25,000	Jefferies Group LLC. 3.00%, 8/26/2024 **	24,316

Financial Services Domestic - 1.23%
15,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	14,737

Intermediate Bonds - 2.02%
25,000	Ford Motor Credit Co. 3.10%, 4/20/2022	24,192

Larger Co. Stocks - 2.06%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,741

Perfumes, Cosmetics & Other Tools - 1.61%
20,000	Estee Lauder Co., Inc. 1.70%, 5/10/2021	19,278

Retail-Auto & Home Supply Stores - 1.65%
20,000	Autozone, Inc. 1.625%, 4/21/2019	19,850

Services-High School - 4.17%
50,000	Jefferson High School 2.00%, 8/01/2018	49,978

Short Term Corporate - 10.28%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,896
35,000	Deutsche Bank AG 2.85%, 5/10/2019	34,693
25,000	Dr. Pepper Snapple Group, Inc. 2.00%, 1/15/2020	24,480
25,000	Kroger Co. 1.50%, 9/30/2019	24,548
20,000	PNC Bank 1.45%, 7/29/2019	19,720
		123,337
Water, Sewer, Pipeline - 2.08%
25,000	Kinder Morgan Energy Partners L.P. 2.65%, 2/1/2019	24,951

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $925,109) - 75.72%		908,525

EXCHANGE TRADED FUNDS - 11.53%
600	iShares Lehman TIPS Bond	67,722
1,000	SPDR Barclays Short Term Treasury	29,560
800	Vanguard Mortgage-Backed Securities	41,128
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $132,529) - 11.53%		138,410

MONEY MARKET FUND - 12.44%
149,304	Federated Prime Obligations Fund - Institutional Class 1.76% ** (Cost $149,304)	149,304

TOTAL INVESTMENTS (Cost $1,206,942) - 99.69%		1,196,239

OTHER ASSETS LESS LIABILITIES - 0.31%		3,679

NET ASSETS - 100.00%	$ 1,199,918

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund (SITIX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 2.08%

Beverages - 1.18%
150	Diageo Plc. ADR	$ 21,601

Services - Business Services - 0.90%
100	Accenture Plc Class A	16,359

TOTAL FOR COMMON STOCK (Cost $18,594) - 2.08%		37,960

EXCHANGE TRADED FUNDS - 33.03%
1,400	Builders Emerging Markets 50 ADR Index Fund	57,224
750	DB X-Trackers MSCI EAFE Hedged Equity Fund	23,550
3,400	First Trust Dorsey Wright International Focus 5 ETF	70,788
400	iShares MSCI EAFE ETF	26,788
700	iShares MSCI Emerging Markets ETF	30,331
700	SPDR S&P International Dividend ETF	26,817
700	Vanguard Global Ex-U.S Real Estate ETF	40,656
600	Wisdom Tree EM Markets Small Cap Division Fund	28,614
900	Wisdom Tree International Dividend Top 100	37,656
500	WisdomTree India Earnings Fund	12,585
2,400	WisdomTree International Small Cap Dividend Fund	172,680
1,800	WisdomTree International High Dividend ETF	74,520
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $510,786) - 33.03%		602,209

OPEN END MUTUAL FUNDS - 63.71%
4,271	AF Europacific Growth FD F-2	228,070
2,123	Calamos International Growth Class A *	43,713
3,486	Harbor International Fund Institutional Class *	232,290
2,500	Putnam International Capital Opportunities Fund Class A *	103,225
6,819	Saturna Sextant International *	113,055
16,458	T Rowe Price International Growth & Income Funds *	235,681
6,076	Templeton Developing Markets Trust Class A *	123,099
5,549	The Aberdeen International Equity Fund Institutional Service Class *	82,455
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $706,597) - 63.71%		1,161,588

MONEY MARKET FUND - 1.21%
22,130	Federated Prime Obligations Fund - Institutional Class 1.76% ** (cost $22,130)	22,130

TOTAL INVESTMENTS (Cost $1,258,107) - 100.03%		1,823,887

LIABILITIES LESS OTHER ASSETS - (0.03)%		(535)

NET ASSETS - 100.00%		$ 1,823,352

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund (SITLX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 7.85%

Refrigeration & Service Industry Machinery - 6.21%
700	Middleby Corp. *	$ 73,094
3,800	Welbilt, Inc. *	84,778
		157,872
Retail-Variety Stores - 1.64%
200	Costco Wholesale Corp.	41,796

TOTAL FOR COMMON STOCK (Cost $158,570) - 7.85%		199,668

EXCHANGE TRADED FUNDS - 28.75%
1,300	Consumer Staples Select Sector SPDR	66,989
500	First Trust ISE Cloud Computing Index	26,590
200	Invesco S&P 500 Equal Weight ETF	20,378
300	Invesco S&P 500 High Dividend Low Volatility ETF	12,312
300	iShares Core S&P 500 ETF	81,915
135	iShares Nasdaq Biotechnology	14,826
1,700	iShares Russell Mid Cap Growth Index	215,441
250	iShares U.S. Healthcare ETF	44,545
400	iShares U.S. Medical Devices ETF	80,260
200	iShares U.S. Real Estate ETF	16,116
75	iShares U.S. Tech ETF	13,370
200	iShares U.S. Utilities ETF	26,388
300	ProShares S&P 500 Dividend Aristocrats	18,702
500	PureFunds ISE Cyber Security ETF *	18,500
300	Vanguard Dividend Appreciation ETF	30,486
550	Vanguard REIT Index	44,797
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $556,858) - 28.75%		731,615

OPEN-END MUTUAL FUNDS - 59.22%
5,691	AF Fundamental Investors Fund Class F-2	356,207
8,326	AMG Yacktman Service *	195,750
11,060	Brown Advisory Growth Equity Fund *	262,007

5,460	Franklin Rising Dividends Fund Class A	334,971
3,039	Mairs & Power Growth Fund *	357,848
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $525,074) - 59.22%		1,506,783

MONEY MARKET FUND - 4.24%
107,988	Federated Prime Obligations Fund - Institutional Class 1.76% ** (Cost $107,988)	107,988

TOTAL INVESTMENTS (Cost $1,348,490) - 100.06%		2,546,054

LIABILITIES LESS OTHER ASSETS - (0.06)%		(1,642)

NET ASSETS - 100.00%		$ 2,544,412

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund (SITBX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 98.82%

Banking - 4.26%
20,000	Barclays Bank PLC 2.00%, 5/31/2019	$ 19,791

Commerce-Banks Eastern US - 9.58%
20,000	American Express Centurion Bank CD 1.95%, 8/31/2020	19,561
25,000	Discover Bank CD 2.05%, 10/9/18	24,999
		44,560
Commerce-US Banks Domestic - 13.86%
30,000	American Express Bank FSB 1.65%, 3/6/2019	29,880
20,000	American Express Bank FSB 1.75%, 9/6/2019	19,827
15,000	Goldman Sachs Bank CD 1.85%, 5/4/2020	14,758
		64,465
Diversified Banking Institution - 38.22%
25,000	Ally Bank CD 1.50%, 3/4/2019	24,876
30,000	Ally Bank CD 1.80%, 3/2/2020	29,572
20,000	Ally Bank CD 2.10%, 12/14/2020	19,622
25,000	Bank of America 2.151%, 11/9/2020	24,424
25,000	Capital one Bank CD 1.50%, 3/8/2019	24,872
25,000	Capital one Bank CD 1.60%, 4/22/2019	24,858
30,000	JP Morgan Chase Bank CD 1.80%, 3/16/2020	29,554
		177,778
Financial Services Domestic - 4.22%
20,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	19,649

Intermediate US Gov't/Gov't Agency - 6.32%
30,000	DOW Chemical Co. 2.50% 3/15/2020	29,369

Larger Company Stocks - 5.32%
25,000	Cardinal Health, Inc. 2.40% 11/15/2019	24,741

Short Term Corporate - 17.04%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,896
40,000	Deutsche Bank AG 2.85%, 5/10/2019	39,649

20,000	PNC Bank 1.45%, 7/29/2019	19,720
		79,265

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $465,380) - 98.82%		459,618

MONEY MARKET FUND - 1.09%
5,086	Federated Prime Obligations Fund - Institutional Shares 1.76% * (Cost $5,086)	5,086

TOTAL INVESTMENTS (Cost $470,466) - 99.91%		464,704

OTHER ASSETS LESS LIABILITIES - 0.09%		426

NET ASSETS - 100.00%		$ 465,130

* Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund (SITSX)
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 3.10%

Services-Business Services, NEC - 3.10%
4,500	Avaya Holdings Corp. *	$ 90,360

TOTAL FOR COMMON STOCK (Cost $89,311) - 3.10%		90,360

EXCHANGE TRADED FUNDS - 51.96%
300	Invesco S&P SmallCap 600 Pure Growth ETF	38,103
2,875	iShares MicroCap ETF	303,658
200	iShares Russell 2000 ETF	32,754
1,200	iShares Russell 2000 Value ETF	158,304
2,950	iShares S&P SmallCap 600 Growth ETF	557,432
900	WisdomTree U.S. Midcap Earnings ETF	36,153
13,700	WisdomTree U.S. Small Cap Dividend ETF	352,835
900	WisdomTree Small Cap Earnings ETF	34,821
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $760,013) - 51.96%		1,514,060

OPEN END MUTUAL FUNDS - 41.25%
11,535	Aberdeen Smallcap Fund Class A *	421,495
13,055	Columbia Acorn Fund Class Z	212,930
3,032	Franklin Microcap Value Fund Class A *	103,437
1,300	Hancock Horizon Burkenroad Smallcap Class D *	88,478
45,206	Wasatch Smallcap Value Fund *	375,661
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $762,124) - 41.25%		1,202,001

MONEY MARKET FUND - 3.75%
109,182	Federated Prime Obligations Fund - Institutional Class 1.76%** (Cost $109,182)	109,182

TOTAL INVESTMENTS (Cost $1,720,630) - 100.06%		2,915,603

LIABILITIES LESS OTHER ASSETS - (0.06)%		(1,627)

NET ASSETS - 100.00%		$ 2,913,976

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

Assets:	DSF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,250,445; $1,206,942; $1,258,107; $1,348,490;	$ 2,437,552	$ 1,196,239	$ 1,823,887	$ 2,546,054	$ 464,704	$ 2,915,603
$470,466; $1,720,630, respectively)
Receivables:
Dividends and Interest	2,476	5,267	860	3,196	1,962	1,020
Prepaid Expenses	4,098	1,998	3,491	2,897	820	4,433
Total Assets	2,444,126	1,203,504	1,828,238	2,552,147	467,486	2,921,056
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	486	74	361	503	-	581
Accrued Administrative Fees	61	30	45	63	12	73
Accrued Trustee Fees	911	691	823	1,096	391	1,086
Accrued Distribution Fees	25	39	5	34	7	11
Other Accrued Expenses	5,359	2,752	3,652	6,039	1,946	5,329
Total Liabilities	6,842	3,586	4,886	7,735	2,356	7,080
Net Assets	$ 2,437,284	$ 1,199,918	$ 1,823,352	$ 2,544,412	$ 465,130	$ 2,913,976

Net Assets Consist of:
Paid In Capital	$ 1,475,285	$ 1,391,325	$ 1,282,568	$ 1,258,482	$ 486,807	$ 1,672,397
Undistributed Net Investment Loss on Investments	(25,624)	(3,060)	(16,774)	(23,462)	(2,169)	(30,576)
Accumulated Undistributed Realized Gain (Loss) on Investments	800,516	(177,644)	(8,222)	111,828	(13,746)	77,182
Unrealized Appreciation (Depreciation) in Value of Investments	187,107	(10,703)	565,780	1,197,564	(5,762)	1,194,973
Net Assets (for 165,811; 125,499; 163,415; 166,218;	$ 2,437,284	$ 1,199,918	$ 1,823,352	$ 2,544,412	$ 465,130	$ 2,913,976
53,140; 198,538, shares outstanding, respectively)
Net Asset Value and Offering Price Per Share	$ 14.70	$ 9.56	$ 11.16	$ 15.31	$ 8.75	$ 14.68

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	DSF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $0, $0, $0, $0, $0, $0 respectively)	$ 1,541	$ 1,471	$ 10,162	$ 12,921	$ 75	$ 7,712
Interest	9,852	11,617	276	539	5,036	230
Total Investment Income	11,393	13,088	10,438	13,460	5,111	7,942

Expenses:
Advisory Fees (Note 3)	10,322	1,609	7,783	9,990	664	10,934
Distribution Fees (Note 3)	78	180	42	189	10	67
Transfer Agent and Fund Accounting Fees	6,635	3,413	5,216	6,348	1,480	6,750
Administrative Fees	1,290	644	973	1,249	266	1,367
Chief Compliance Officer Fees	5,524	2,633	4,105	5,322	1,065	5,944
Audit and Tax Service Fees	4,320	2,160	2,880	4,320	1,323	4,500
Legal Fees	2,400	1,380	1,870	2,220	540	2,545
Custody Fees	2,010	1,469	1,530	1,575	1,404	1,620
Printing Fees	540	255	335	498	35	559
Insurance Fees	1,223	603	716	2,206	316	1,283
Director's Fees	907	630	810	1,080	360	1,080
Registration Fees	888	454	289	917	221	909
Other	880	718	663	1,008	260	960
Total Expenses	37,017	16,148	27,212	36,922	7,944	38,518
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(664)	-
Net Expenses	37,017	16,148	27,212	36,922	7,280	38,518

Net Investment Income (Loss)	(25,624)	(3,060)	(16,774)	(23,462)	(2,169)	(30,576)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	756,694	(684)	10,161	73,518	(2,740)	60,290
Capital Gain Distributions from Investment Companies	452	-	6,915	3,028	-	9,612
Net Change in Unrealized Appreciation (Depreciation) on Investments	(736,988)	(11,749)	(96,592)	(22,527)	(1,861)	74,815
Net Realized and Unrealized Gain (Loss) on Investments	20,158	(12,433)	(79,516)	54,019	(4,601)	144,717

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (5,466)	$ (15,493)	$ (96,290)	$ 30,557	$ (6,770)	$ 114,141

The accompanying notes are an integral part of these financial statements.

STAAR Disciplined Strategies Fund (SITAX)
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (25,624)	$ (13,423)
Net Realized Gain on Investments	757,146	119,292
Net Change in Unrealized Appreciation (Depreciation) on Investments	(736,988)	195,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,466)	301,851

Distributions to Shareholders from:
Realized Gains	-	(109,221)
Net Change in Net Assets from Distributions	-	(109,221)

Capital Share Transactions:
Proceeds from Sale of Shares	38,563	54,369
Shares Issued on Reinvestment of Dividends	-	108,428
Cost of Shares Redeemed	(292,978)	(326,551)
Net Decrease from Shareholder Activity	(254,415)	(163,754)

Net Assets:
Net Increase (Decrease) in Net Assets	(259,881)	28,876
Beginning of Year/Period	2,697,165	2,668,289
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(25,624) and $0, respectively)	$ 2,437,284	$ 2,697,165

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (3,060)	$ 5,286
Net Realized Loss on Investments	(684)	(37,739)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,749)	32,942
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,493)	489

Distributions to Shareholders from:
Net Investment Income	-	(5,361)
Net Change in Net Assets from Distributions	-	(5,361)

Capital Share Transactions:
Proceeds from Sale of Shares	9,908	342,967
Shares Issued on Reinvestment of Dividends	-	5,314
Cost of Shares Redeemed	(301,721)	(246,620)
Net Increase (Decrease) from Shareholder Activity	(291,813)	101,661

Net Assets:
Net Increase (Decrease) in Net Assets	(307,306)	96,789
Beginning of Year/Period	1,507,224	1,410,435
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(3,060) and $0, respectively)	$ 1,199,918	$ 1,507,224

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,774)	$ (6,591)
Net Realized Gain on Investments	17,076	59,942
Net Change in Unrealized Appreciation (Depreciation) on Investments	(96,592)	351,602
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,290)	404,953

Distributions to Shareholders from:
Realized Gains	-	(19,390)
Net Change in Net Assets from Distributions	-	(19,390)

Capital Share Transactions:
Proceeds from Sale of Shares	42,100	104,918
Shares Issued on Reinvestment of Dividends	-	19,218
Cost of Shares Redeemed	(187,618)	(174,737)
Net Decrease from Shareholder Activity	(145,518)	(50,601)

Net Assets:
Net Increase (Decrease) in Net Assets	(241,808)	334,962
Beginning of Year/Period	2,065,160	1,730,198
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(16,774) and $0, respectively)	$ 1,823,352	$ 2,065,160

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (23,462)	$ (23,705)
Net Realized Gain on Investments	76,546	236,929
Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,527)	209,526
Net Increase in Net Assets Resulting from Operations	30,557	422,750

Distributions to Shareholders from:
Realized Gains	-	(212,410)
Net Change in Net Assets from Distributions	-	(212,410)

Capital Share Transactions:
Proceeds from Sale of Shares	173,970	64,571
Shares Issued on Reinvestment of Dividends	-	210,680
Cost of Shares Redeemed	(277,238)	(453,611)
Net Decrease from Shareholder Activity	(103,268)	(178,360)

Net Assets:
Net Increase (Decrease) in Net Assets	(72,711)	31,980
Beginning of Year/Period	2,617,123	2,585,143
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(23,462) and $0, respectively)	$ 2,544,412	$ 2,617,123

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,169)	$ (1,571)
Net Realized Loss on Investments	(2,740)	(55)
Net Change in Unrealized Depreciation on Investments	(1,861)	(2,923)
Net Decrease in Net Assets Resulting from Operations	(6,770)	(4,549)

Capital Share Transactions:
Proceeds from Sale of Shares	64,045	130,768
Cost of Shares Redeemed	(303,482)	(499,615)
Net Decrease from Shareholder Activity	(239,437)	(368,847)

Net Assets:
Net Decrease in Net Assets	(246,207)	(373,396)
Beginning of Year/Period	711,337	1,084,733
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(2,169) and $0, respectively)	$ 465,130	$ 711,337

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (30,576)	$ (37,999)
Net Realized Gain on Investments	69,902	207,763
Net Change in Unrealized Appreciation on Investments	74,815	103,853
Net Increase in Net Assets Resulting from Operations	114,141	273,617

Distributions to Shareholders from:
Realized Gains	-	(204,595)
Net Change in Net Assets from Distributions	-	(204,595)

Capital Share Transactions:
Proceeds from Sale of Shares	173,654	88,685
Shares Issued on Reinvestment of Dividends	-	203,114
Cost of Shares Redeemed	(292,587)	(448,831)
Net Decrease from Shareholder Activity	(118,933)	(157,032)

Net Assets:
Net Decrease in Net Assets	(4,792)	(88,010)
Beginning of Year/Period	2,918,768	3,006,778
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(30,576) and $0, respectively)	$ 2,913,976	$ 2,918,768

The accompanying notes are an integral part of these financial statements.

STAAR Disciplined Strategies Fund (SITAX)
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 14.74		$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00

Income From Investment Operations: ***
Net Investment Loss *	(0.14)		(0.07)	(0.06)	(0.07)	(0.05)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.10		1.69	0.44	(0.67)	0.39	2.65
Total from Investment Operations	(0.04)		1.62	0.38	(0.74)	0.34	2.59

Distributions:
From Net Realized Gain	-		(0.62)	(0.02)	(0.13)	(1.06)	(0.62)
Total from Distributions	-		(0.62)	(0.02)	(0.13)	(1.06)	(0.62)

Net Asset Value, at End of Year/Period	$ 14.70		$ 14.74	$ 13.74	$ 13.38	$ 14.25	$ 14.97

Total Return **	(0.27)%	(b)	11.80%	2.87%	(5.20)%	2.25%	20.01%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,437		$ 2,697	$ 2,668	$ 3,162	$ 3,375	$ 3,499
Ratio of Expenses to Average Net Assets	2.86%	(a)	2.37%	2.34%	2.09%	1.97%	1.96%
Ratio of Net Investment Loss to Average Net Assets	(1.98)%	(a)	(0.49)%	(0.46)%	(0.46)%	(0.35)%	(0.42)%
Portfolio Turnover	65.81%	(b)	9.66%	20.49%	29.65%	25.18%	21.90%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 9.67		$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.02)		0.03	0.04	0.07	0.08	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)		(0.04)	0.11	(0.27)	(0.09)	(0.21)
Total from Investment Operations	(0.11)		(0.01)	0.15	(0.20)	(0.01)	(0.07)

Distributions:
From Net Investment Income	-		(0.03)	(0.04)	(0.07)	(0.08)	(0.14)
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	-		(0.03)	(0.04)	(0.07)	(0.08)	(0.14)

Net Asset Value, at End of Year/Period	$ 9.56		$ 9.67	$ 9.71	$ 9.60	$ 9.87	$ 9.96

Total Return **	(1.14)%	(b)	(0.06)%	1.58%	(2.02)%	(0.08)%	(0.68)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,200		$ 1,507	$ 1,410	$ 1,518	$ 1,666	$ 2,071
Ratio of Expenses to Average Net Assets	2.50%	(a)	1.90%	1.98%	1.57%	1.53%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.47)%	(a)	0.36%	0.45%	0.72%	0.83%	1.37%
Portfolio Turnover	0.00%	(b)	35.87%	20.36%	17.30%	12.92%	5.07%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 11.76		$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.10)		(0.04)	(0.03)	(0.03)	0.06	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.50)		2.27	0.02	(0.77)	(1.06)	0.98
Total from Investment Operations	(0.60)		2.23	(0.01)	(0.80)	(1.00)	0.96

Distributions:
From Net Investment Income	-		-	-	-	(0.06)	-
From Net Realized Gain	-		(0.11)	-	-	(0.91)	(0.08)
Total from Distributions	-		(0.11)	-	-	(0.97)	(0.08)

Net Asset Value, at End of Year/Period	$ 11.16		$ 11.76	$ 9.64	$ 9.65	$ 10.45	$ 12.42

Total Return **	(5.10)%	(b)	23.15%	(0.10)%	(7.57)%	(8.10)%	8.31%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,823		$ 2,065	$ 1,730	$ 2,121	$ 2,378	$ 2,985
Ratio of Expenses to Average Net Assets	2.78%	(a)	2.35%	2.32%	2.14%	1.99%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.72)%	(a)	(0.33)%	(0.32)%	(0.25)%	0.48%	(0.18)%
Portfolio Turnover	0.00%	(b)	6.94%	11.11%	17.45%	17.58%	14.37%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Annualized.
(b) Not annualized.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 15.15		$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67

Income From Investment Operations: ***
Net Investment Loss *	(0.14)		(0.14)	(0.10)	(0.11)	(0.10)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.30		2.56	0.80	(0.48)	1.06	3.35
Total from Investment Operations	0.16		2.42	0.70	(0.59)	0.96	3.25

Distributions:
From Net Realized Gain	-		(1.34)	(0.62)	(0.65)	(1.65)	-
Total from Distributions	-		(1.34)	(0.62)	(0.65)	(1.65)	-

Net Asset Value, at End of Year/Period	$ 15.31		$ 15.15	$ 14.07	$ 13.99	$ 15.23	$ 15.92

Total Return **	1.06%	(b)	17.18%	5.00%	(3.87)%	6.03%	25.65%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,544		$ 2,617	$ 2,585	$ 3,158	$ 3,434	$ 3,694
Ratio of Expenses to Average Net Assets	2.94%	(a)	2.42%	2.31%	2.07%	1.99%	1.94%
Ratio of Net Investment Loss to Average Net Assets	(1.87)%	(a)	(0.88)%	(0.70)%	(0.77)%	(0.61)%	(0.72)%
Portfolio Turnover	5.94%	(b)	3.44%	9.45%	30.02%	21.72%	15.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015		12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 8.86		$ 8.92	$ 8.91	$ 8.91		$ 8.98	$ 9.02

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.04)		(0.02)	(0.02)	(0.00)	(a)	(0.01)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.07)		(0.04)	0.03	0.00	(a)	(0.06)	(0.04)
Total from Investment Operations	(0.11)		(0.06)	0.01	0.00		(0.07)	0.02

Distributions:
From Net Investment Income	-		-	-	-		-	(0.06)
Total from Distributions	-		-	-	-		-	(0.06)

Net Asset Value, at End of Year/Period	$ 8.75		$ 8.86	$ 8.92	$ 8.91		$ 8.91	$ 8.98

Total Return **	(1.24)%	(c)	(0.67)%	0.11%	0.00%		(0.78)%	0.23%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 465		$ 711	$ 1,085	$ 842		$ 1,296	$ 1,287
Ratio of Expenses to Average Net Assets	2.74%	(b)	1.89%	1.44%	1.47%		1.48%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.82)%	(b)	(0.19)%	(0.25)%	(0.03)%		(0.11)%	0.69%
Portfolio Turnover	0.00%	(c)	61.78%	30.80%	0.00%		3.31%	48.25%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(b)	(0.25)%	(0.25)%	(0.25)%		(0.06)%	-

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Amount is less than 0.005
(b) Annualized.
(c) Not annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout each year or period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2018		12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year/Period	$ 14.05		$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67

Income From Investment Operations: ***
Net Investment Loss *	(0.16)		(0.18)	(0.16)	(0.13)	(0.17)	(0.16)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.79		1.55	2.19	(0.82)	0.01	3.91
Total from Investment Operations	0.63		1.37	2.03	(0.95)	(0.16)	3.75

Distributions:
From Net Realized Gain	-		(1.06)	-	(1.35)	(0.92)	(0.33)
Total from Distributions	-		(1.06)	-	(1.35)	(0.92)	(0.33)

Net Asset Value, at End of Year/Period	$ 14.68		$ 14.05	$ 13.74	$ 11.71	$ 14.01	$ 15.09

Total Return **	4.48%	(b)	9.96%	17.34%	(6.76)%	(1.09)%	32.14%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,914		$ 2,919	$ 3,007	$ 3,411	$ 3,744	$ 4,403
Ratio of Expenses to Average Net Assets	2.80%	(a)	2.36%	2.29%	2.09%	1.98%	1.94%
Ratio of Net Investment Loss to Average Net Assets	(2.22)%	(a)	(1.28)%	(1.35)%	(0.94)%	(1.15)%	(1.21)%
Portfolio Turnover	3.28%	(b)	4.42%	5.84%	39.36%	12.38%	10.62%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Disciplined Strategies Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Disciplined Strategies Fund (DSF) (formally known as the STAAR Alternative Categories Fund (ACF))

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended June 30, 2018.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Assets Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

DSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 501,418	-	-	$ 501,418
Exchange Traded Funds	359,639	-	-	359,639
Open-End Funds	250,667	-	-	250,667
Money Market Fund	1,325,828	-	-	1,325,828
Total	$ 2,437,552	-	-	$ 2,437,552

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 908,525	-	$ 908,525
Exchange Traded Funds	138,410	-	-	138,410
Money Market Fund	149,304	-	-	149,304
Total	$ 287,714	$ 908,525	-	$ 1,196,239

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 37,960	-	-	$ 37,960
Exchange Traded Funds	602,209	-	-	602,209
Open-End Funds	1,161,588	-	-	1,161,588

Money Market Fund	22,130	-	-	22,130
Total	$ 1,823,887	-	-	$ 1,823,887

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 199,668	-	-	$ 199,668
Exchange Traded Funds	731,615	-	-	731,615
Open-End Funds	1,506,783	-	-	1,506,783
Money Market Fund	107,988	-	-	107,988
Total	$ 2,546,054	-	-	$ 2,546,054

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 459,618	-	$ 459,618
Money Market Fund	5,086	-	-	5,086
Total	$ 5,086	$ 459,618	-	$ 464,704

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 90,360	-	-	$ 90,360
Exchange Traded Funds	1,514,060	-	-	1,514,060
Open-End Funds	1,202,001	-	-	1,202,001
Money Market Fund	109,182	-	-	109,182
Total	$ 2,915,603	-	-	$ 2,915,603

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the six months ended June 30, 2018.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2018. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, generally accepted accounting principles in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Indemnification: In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds expect the risk of loss to be remote.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the six months ended June 30, 2018, the Adviser earned $10,322, $1,609, $7,783, $9,990, $664, and $10,934 for the DSF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the six months ended June 30, 2018, the Adviser voluntarily waived $664 in expenses for the STBF.  As of June 30, 2018, the Fund owed the Adviser for management fees $651, $113, $495, $632, $0, and $707 for the DSF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the six months ended June 30, 2018, the distribution fees were as follows, $78, $180, $42, $189, $10, and $67 for the DSF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2018, the Fund owed $25, $39, $5, $34, $7, and $11 for the DSF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Aggregate annual Trustee fees for the six months ended June 30, 2018, were $4,867.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at June 30, 2018, was $1,475,285 representing 165,811 shares outstanding for the DSF, $1,391,325 representing 125,499 shares outstanding for the GBF, $1,282,568 representing 163,415 shares outstanding for the INTF, $1,258,482 representing 166,218 shares outstanding for the LCSF, $486,807 representing 53,140 shares outstanding for the STBF, and $1,672,397 representing 198,538 shares outstanding for the SCSF. Transactions in capital shares for the year ended December 31, 2017, and six months ended June 30, 2018 were as follows:

	December 31, 2017
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	3,773	35,488	9,929	4,175	14,690	6,346
Shares issued on Reinvestment of Dividends	7,356	551	1,634	13,906	-	14,456
Shares Redeemed	(22,324)	(25,514)	(15,403)	(29,072)	(56,075)	(31,875)
Net Increase (Decrease)	(11,195)	10,525	(3,840)	(10,991)	(41,385)	(11,073)

	December 31, 2017
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 54,369	$ 342,967	$ 104,918	$ 64,571	$ 130,768	$ 88,685
Shares issued on Reinvestment of Dividends	108,428	5,314	19,218	210,680	-	203,114
Shares Redeemed	(326,551)	(246,620)	(174,737)	(453,611)	(499,615)	(448,831)
Net Increase (Decrease)	$(163,754)	$ 101,661	$ (50,601)	$(178,360)	$(368,847)	$(157,032)

	June 30, 2018
Shares	DSF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	2,725	10,030	3,681	11,274	7,406	4,978
Shares issued on Reinvestment of Dividends	-	-	-	-	-	-
Shares Redeemed	(19,913)	(31,356)	(15,927)	(18,285)	(34,536)	(77,377)
Net Increase (Decrease)	(17,188)	(21,326)	(12,246)	(7,011)	(27,130)	(72,399)

	June 30, 2018
Dollar Value	DSF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 38,563	$ 9,908	$ 42,100	$ 173,970	$ 64,045	$ 11,804
Shares issued on Reinvestment of Dividends	-	-	-	-	-	-
Shares Redeemed	(292,978)	(301,721)	(187,618)	(277,238)	(303,482)	(21,046)
Net Decrease	$(254,415)	$(291,813)	$(145,518)	$(103,268)	$(239,437)	$ (9,242)

Note 5. Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $945,670 and $2,367,422 for the DSF, $0 and $435,438 for the GBF, $0 and $77,447 for the INTF, $145,107 and $287,765 for the LCSF, $0 and $238,811 for the STBF, and $89,311 and $229,584 for the SCSF, respectively.

Note 6. Tax Matters

At June 30, 2018, the tax cost basis for investments held were as follows: $2,250,445 for the DSF, $1,206,942 for the GBF, $1,258,107 for the INTF, $1,348,490 for the LCSF, $470,466 for the STBF, and $1,720,630 for the SCSF, respectively.

At June 30, 2018, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

DSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$192,456	$(5,349)	$187,107

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$7,456	$(18,159)	$(10,703)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$567,376	$(1,596)	$565,780

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,198,517	$(953)	$1,197,564

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$0	$(5,762)	$(5,762)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,219,212	$(24,239)	$1,194,973

As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

DSF	Value
Undistributed ordinary loss	$(25,624)
Undistributed capital gain	800,516
Unrealized appreciation on investments	187,107

GBF	Value
Undistributed ordinary loss	$ (3,060)
Undistributed capital loss	(177,644)
Unrealized depreciation on investments	(10,703)

INTF	Value
Undistributed ordinary loss	$ (16,774)
Undistributed capital loss	(8,222)
Unrealized appreciation on investments	565,780

LCSF	Value
Undistributed ordinary loss	$ (23,462)
Undistributed capital gain	111,828
Unrealized appreciation on investments	1,197,564

STBF	Value
Undistributed ordinary loss	$ (2,169)
Undistributed capital loss	(13,746)
Unrealized depreciation on investments	(5,762)

SCSF	Value
Undistributed ordinary loss	$ (30,576)
Undistributed capital gain	7,280
Unrealized appreciation on investments	1,120,158

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The tax-basis components of distributions paid for the year ended December 31, 2017 and six months ended June 30, 2018 are as follows:

	DSF	GBF	INTF	LCSF	STBF	SCSF
December 31, 2017

Ordinary Distribution	$ -	$ 5,361	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 109,221	$ -	$ 19,390	$ 212,410	$ -	$ 204,595

December 31, 2016

Ordinary Distribution	$ -	$ -	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ -	$ -	$ -	$ -	$ -	$ -

As of June 30, 2018, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	DSF	GBF	INTF	LCSF	STBF	SCSF
2018	-	-	-	-	-	-
No Expiration	-	-	30,298	-	-	-
	$ -	$ -	$30,298	$ -	$ -	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of June 30, 2018, Ronald & Shirley Franck, owned approximately 33.91% of the DSF Fund.  As of June 30, 2018, Ronald & Shirley Franck, owned approximately 31.24% of the INTF Fund.  As of June 30, 2018, Ronald & Shirley Franck, owned approximately 26.67% of the LCSF Fund.  As of June 30, 2018, Ronald & Shirley Franck, owned approximately 32.67% of the SCSF Fund.

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2018 (UNAUDITED)

TRUSTEES

Below is the name, year of birth, address, information regarding position with the Trust, and the principal occupation for each trustee of the Trust.

Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships of Public Companies Held During Past 5 Years
Independent Trustees
Robert Weiss 520 Madison Avenue New York, NY 10022 1958	Trustee	Since 2018	Partner and General Counsel of MatlinPatterson and General Counsel of Matlin & Partners Acquisition Corporation (since 2002).	6 Funds	None
Ann Chung 130 Main Street New Canaan, CT 06840 1981	Trustee	Since 2018

Vice President and Principal at J.H. Whitney Capital Partners (private equity fund) (since 2013). Previously, Vice President at Swander Pace Capital (2010-2013) and Associate at DLJ Merchant Banking Partners (2008-2010).

				6 Funds	None
Shiliang Tang 152 Madison Avenue New York, NY 10016 1986	Trustee	Since 2018

President of LedgerPrime, a digital asset market making and proprietary trading firm (since 2017).  Previously, Co-Founder and COO of WorldCover (crop insurance in developing countries) (2015-2017) and a primary trader and risk manager in the Institutional Volatility Trading Group at Bank of America (2010-2014).

				6 Funds	None
Interested Trustee[2]
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Trustee and Chairman	Since 2018

Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).

				6 Funds	None

1 Each Trustee holds office for an indefinite term until his or her successor is elected and qualified.

2 The Interested Trustee is described as such because he is deemed to be an “interested person,” as the term is defined under the 1940 Act, due to his position with the Advisor.

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2018 (UNAUDITED)

OFFICERS

Below is the name, year of birth, address, information regarding position with the Trust, and the principal occupation for each officer of the Trust.

Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Interested Trustee, President, Treasurer and Secretary	Since 2018

Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).

Janaya Moscony 120 E. 23rd Street 5th Floor New York, NY 10010 1973	Chief Compliance Officer	Since 2018	Founder of SEC Compliance Consultants, Inc. and CCO Compliance Services, LLC

1 Each officer of the Trust holds office for an indefinite term at the pleasure of the Board of Trustees and until his or her successor is elected and qualified.

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2018 (UNAUDITED)

TRUSTEE COMPENSATION

Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the six months ended June 30, 2018.  The table also provides the compensation paid by the Trust to the Trust’s CCO for the six months ended June 30, 2018. In addition, below is a table listing the compensation received for the six months ended June 30, 2018 for the prior members of the Board.

Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement
Robert Weiss Trustee	$0	N/A	N/A
Ann Chung Trustee	$0	N/A	N/A
Shiliang Tang Trustee	$0	N/A	N/A
Brett Boshco Interested Trustee	$0	N/A	N/A
Janaya Moscony Chief Compliance Officer	$31,250	N/A	N/A

* The Trustees are newly elected and have not received any compensation from the Trust.  The CCO is new and has not yet received any compensation from the Trust.  Each Independent Trustee is entitled to receive $500 annually for serving as Trustee

STAAR INVESTMENT TRUST FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2018 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370. Proxy records are available at www.sec.gov.

Board of Trustees

Robert Weiss

Ann Chung

Shiliang Tang

Brett C. Boshco

Investment Adviser

Barrel Park Investments, LLC

120 E. 23rd Street, 5th Floor

New York, NY 10010

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

There were no waivers to the Code of Ethics granted during the period.

The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Principal Executive Officer

Date: September 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Chief Financial Officer

Date: September 10, 2018

SIGNATURES

The STAAR Investment Trust

(Registrant)